Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets:
Trading debt securities	$ 79,733	$ 69,989
Available-for-sale, at fair value	263,459	269,912
Mortgage servicing rights	11,517	14,649
Fair value asset derivatives	39,326	34,560
Net amounts in consolidated balance sheet, asset	14,203	10,770
Marketable equity securities	41,936	29,556
Equity securities	68,241	55,148
Liabilities:
Total derivative liabilities	(37,930)	(32,047)
Net amounts in consolidated balance sheet, liability	(9,079)	(8,499)
Interest rate contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	9,169	6,406
Liabilities:
Net amounts in consolidated balance sheet, liability	(2,771)	(3,156)
Commodity contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	533	739
Liabilities:
Net amounts in consolidated balance sheet, liability	(1,093)	(1,609)
Equity contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	2,966	2,227
Liabilities:
Net amounts in consolidated balance sheet, liability	(3,817)	(2,133)
Foreign exchange contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	1,492	1,359
Liabilities:
Net amounts in consolidated balance sheet, liability	(1,381)	(1,591)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale, at fair value	14,960	13,348
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale, at fair value	40,337	49,264
Mortgage-backed securities [Member]
Assets:
Available-for-sale, at fair value	167,214	160,203
Federal agencies [Member]
Assets:
Available-for-sale, at fair value	162,453	153,203
Residential [Member]
Assets:
Available-for-sale, at fair value	827	2,775
Commercial [Member]
Assets:
Available-for-sale, at fair value	3,934	4,225
Corporate debt securities [Member]
Assets:
Available-for-sale, at fair value	6,563	6,271
Collateralized loan obligations [Member]
Assets:
Available-for-sale, at fair value	29,695	35,343
Other debt securities [Member]
Assets:
Available-for-sale, at fair value	4,690	5,483
Fair Value, Recurring [Member]
Assets:
Mortgage loans held for sale	16,606	11,771
Loans held for sale	972	1,469
Loans	171	244
Mortgage servicing rights	11,517	14,649
Fair value asset derivatives, netting	(25,123)	(23,790)
Net amounts in consolidated balance sheet, asset	14,203	10,770
Total assets included in the fair value hierarchy	428,451	408,258
Total assets recorded at fair value	428,597	408,360
Liabilities:
Fair value liability derivatives, netting	28,851	23,548
Net amounts in consolidated balance sheet, liability	(9,079)	(8,499)
Total short sale liabilities	(17,430)	(19,720)
Other liabilities	(2)	(2)
Total liabilities recorded at fair value	(26,511)	(28,221)
Fair Value, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	24,047	18,435
Liabilities:
Total derivative liabilities	(19,366)	(16,308)
Fair Value, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	1,421	1,588
Liabilities:
Total derivative liabilities	(1,770)	(2,336)
Fair Value, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	8,536	7,545
Liabilities:
Total derivative liabilities	(10,464)	(6,010)
Fair Value, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	5,214	6,714
Liabilities:
Total derivative liabilities	(6,247)	(7,113)
Fair Value, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	108	278
Liabilities:
Total derivative liabilities	(83)	(280)
Fair Value, Recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities	79,733	69,989
Available-for-sale, at fair value	263,459	269,912
Fair Value, Recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	36,717	23,417
Available-for-sale, at fair value	14,960	13,348
Liabilities:
Total short sale liabilities	(9,066)	(12,261)
Fair Value, Recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities	2,434	3,275
Available-for-sale, at fair value	40,337	49,264
Fair Value, Recurring [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities	7	22
Fair Value, Recurring [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities	27,712	30,715
Available-for-sale, at fair value	167,214	160,203
Fair Value, Recurring [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value	162,453	153,203
Fair Value, Recurring [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value	827	2,775
Fair Value, Recurring [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value	3,934	4,225
Fair Value, Recurring [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities	(2)	(47)
Fair Value, Recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	11,044	10,757
Available-for-sale, at fair value	6,563	6,271
Liabilities:
Total short sale liabilities	(5,915)	(4,505)
Fair Value, Recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	738	910
Available-for-sale, at fair value	29,695	35,343
Fair Value, Recurring [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities	1,081	893
Available-for-sale, at fair value	4,689	5,482
Fair Value, Recurring [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value	951	925
Fair Value, Recurring [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value	0	112
Fair Value, Recurring [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value	3,738	4,445
Fair Value, Recurring [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value	1	1
Fair Value, Recurring [Member] | Equity securities [Member]
Assets:
Equity securities	41,790	29,454
Liabilities:
Total short sale liabilities	(2,447)	(2,904)
Fair Value, Recurring [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	33,921	23,962
Fair Value, Recurring [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	7,869	5,492
Fair Value, Recurring [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities	0	(3)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Mortgage loans held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	2,984	1,711
Total assets included in the fair value hierarchy	82,518	55,874
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(2,045)	(1,525)
Total short sale liabilities	(11,482)	(14,752)
Other liabilities	0	0
Total liabilities recorded at fair value	(13,527)	(16,277)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	26	46
Liabilities:
Total derivative liabilities	(23)	(21)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	2,946	1,648
Liabilities:
Total derivative liabilities	(2,011)	(1,492)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	12	17
Liabilities:
Total derivative liabilities	(11)	(12)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Assets:
Trading debt securities	32,335	20,525
Available-for-sale, at fair value	13,497	10,433
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	32,335	20,525
Available-for-sale, at fair value	13,460	10,399
Liabilities:
Total short sale liabilities	(9,035)	(11,850)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	37	34
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Assets:
Equity securities	33,702	23,205
Liabilities:
Total short sale liabilities	(2,447)	(2,902)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	33,702	23,205
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member]
Assets:
Mortgage loans held for sale	15,408	10,774
Loans held for sale	956	1,409
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	34,586	31,279
Total assets included in the fair value hierarchy	346,760	350,852
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(34,069)	(28,973)
Total short sale liabilities	(5,948)	(4,968)
Other liabilities	0	0
Total liabilities recorded at fair value	(40,017)	(33,941)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	23,792	18,294
Liabilities:
Total derivative liabilities	(19,328)	(16,217)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	1,413	1,535
Liabilities:
Total derivative liabilities	(1,746)	(2,287)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	4,135	4,582
Liabilities:
Total derivative liabilities	(6,729)	(3,186)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	5,197	6,689
Liabilities:
Total derivative liabilities	(6,213)	(7,067)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	49	179
Liabilities:
Total derivative liabilities	(53)	(216)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Debt securities [Member]
Assets:
Trading debt securities	47,175	49,174
Available-for-sale, at fair value	248,397	257,435
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	4,382	2,892
Available-for-sale, at fair value	1,500	2,949
Liabilities:
Total short sale liabilities	(31)	(411)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities	2,434	3,272
Available-for-sale, at fair value	39,924	48,820
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities	5	6
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities	27,712	30,715
Available-for-sale, at fair value	167,172	160,162
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value	162,453	153,203
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value	827	2,775
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value	3,892	4,184
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities	(2)	(47)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	11,006	10,723
Available-for-sale, at fair value	6,159	5,867
Liabilities:
Total short sale liabilities	(5,915)	(4,505)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	555	673
Available-for-sale, at fair value	29,055	34,543
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities	1,081	893
Available-for-sale, at fair value	4,586	5,093
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value	951	925
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value	0	112
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value	3,635	4,056
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value	1	1
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Equity securities [Member]
Assets:
Equity securities	238	781
Liabilities:
Total short sale liabilities	0	(2)
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	216	757
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	22	24
Fair Value, Recurring [Member] | Fair value, inputs, level 2 [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities	0	(3)
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member]
Assets:
Mortgage loans held for sale	1,198	997
Loans held for sale	16	60
Loans	171	244
Mortgage servicing rights	11,517	14,649
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	1,756	1,570
Total assets included in the fair value hierarchy	24,296	25,322
Total assets recorded at fair value	24,300	25,300
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(1,816)	(1,549)
Total short sale liabilities	0	0
Other liabilities	(2)	(2)
Total liabilities recorded at fair value	(1,818)	(1,551)
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	229	95
Liabilities:
Total derivative liabilities	(15)	(70)
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	8	53
Liabilities:
Total derivative liabilities	(24)	(49)
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	1,455	1,315
Liabilities:
Total derivative liabilities	(1,724)	(1,332)
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	5	8
Liabilities:
Total derivative liabilities	(23)	(34)
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	59	99
Liabilities:
Total derivative liabilities	(30)	(64)
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Debt securities [Member]
Assets:
Trading debt securities	223	290
Available-for-sale, at fair value	1,565	2,044
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities	0	3
Available-for-sale, at fair value	413	444
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities	2	16
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	42	41
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value	42	41
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	38	34
Available-for-sale, at fair value	367	370
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	183	237
Available-for-sale, at fair value	640	800
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale, at fair value	103	389
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value	103	389
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity securities [Member]
Assets:
Equity securities	7,850	5,468
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	3	0
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	7,847	5,468
Fair Value, Recurring [Member] | Fair value, inputs, level 3 [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Recurring [Member] | Fair value measured at net asset value per share [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	$ 146	$ 102